Obligations under capital leases (Tables)	12 Months Ended
Dec. 31, 2014
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations
As of December 31, 2014, future payments under these capital leases are as follows:

	December 31,2014						December 31,2013
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
							Present
							value of
							the	Total
	Present value of the						minimum	minimum
	minimum lease		Total minimum lease				lease	lease
	payments		payments		Interest		payments	payments	Interest

Within 1 year	8,259	1,331	8,555	1,379	296	48	8,314	9,166	852
After 1 year but within 2 years	303	49	306	49	3	-	8,259	8,555	296
After 2 years but within 3 years	-	-	-	-	-	-	304	306	2
After 3 years	-	-	-		-		-	-	-
	8,562	1,380	8,861	1,428	299	48	16,877	18,027	1,150

Less: balance due within one year classified as current liabilities	(8,259)	(1,331)					(8,314)
	303	49					8,563

Details of obligations under capital leases are as follows:

	December 31,2014	December 31,2013
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2014	8,562	16,877

	8,562	16,877